Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

September 21, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File No.: 333-258895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Combined Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, which was electronically filed with the Commission on September 16, 2021 and declared effective on September 20, 2021.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa Bernard
Alyssa Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust